High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.04%
BANK LOANS — 10.24%*
Communications — 3.35%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	03/15/27	[1]	$925,350	$875,677
Colorado Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00%	05/01/24	[1,2,3]	902,100	693,395
Colorado Buyer, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25%	05/01/25	[1,2,3]	480,000	180,814
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.43%	04/04/26	[1]	992,500	943,704
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	07/17/25	[1]	4,581,342	4,350,122
Frontier Communications Corp.,
Term Loan B, 1st Lien
(PRIME plus 2.75%)
6.00%	06/17/24	[1]	8,579	8,390
(LIBOR plus 3.75%)
5.35%	06/17/24	[1]	2,567,035	2,510,650
GTT Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	05/31/25	[1]	1,438,987	1,071,002
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63%	01/02/24	[1,4]	1,329,300	1,333,042
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien
(Luxembourg)
(LIBOR plus 5.50%)
6.50%	07/13/21	[1,4,5]	143,269	145,821
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	10/05/24	[1]	990,818	931,681
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.18%	10/19/26	[1]	875,000	659,168
Securus Technologies Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.50%	11/01/24	[1]	1,544,122	1,290,948

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Sinclair Television Group, Inc.,
Term Loan B2B, 1st Lien
(LIBOR plus 2.50%)
2.69%	09/30/26	[1]	$1,240,625	$1,187,898
T-Mobile USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	04/01/27	[1]	2,350,000	2,348,931
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	03/09/27	[1]	2,319,188	2,208,910

				20,740,153

Consumer Discretionary — 0.36%
CityCenter Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00%	04/18/24	[1]	1,572,107	1,434,351
Landry’s
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00%	10/06/23	[1]	750,000	825,000

				2,259,351

Entertainment — 0.40%
CineWorld Finance US, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.32%	02/28/25	[1]	3,236,975	2,459,243

Finance — 0.07%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.93%	02/27/26	[1,4]	518,438	456,226

Food — 0.38%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.93%	07/20/25	[1]	539,000	501,944
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
3.07%	05/01/26	[1,4]	1,902,298	1,826,739

				2,328,683

Gaming — 0.57%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.18%	12/27/24	[1]	2,212,310	2,149,746

June 2020 / 1

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
Golden Nugget
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25%	10/04/23	[1]	$1,701,739	$1,365,645

				3,515,391

Health Care — 1.84%
Acadia Healthcare Co., Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
2.68%	02/16/23	[1]	1,191,708	1,170,853
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	09/26/24	[1]	990,865	935,436
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25%	03/13/24	[1]	769,113	685,795
BCPE Eagle Buyer LLC,
Term Loan, 2nd Lien
(LIBOR plus 8.00%)
9.00%	03/13/25	[1,2,3]	465,000	390,600
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50%	03/01/24	[1]	1,846,122	1,779,579
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.75%	02/04/27	[1]	3,855,000	3,686,344
Endo Luxembourg Finance I Co. SARL,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.25%)
5.00%	04/29/24	[1,4]	932,692	885,036
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44%	07/02/25	[1]	1,083,088	1,053,303
Wink Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 6.75%)
7.75%	12/01/25	[1]	850,000	820,250

				11,407,196

Industrials — 1.19%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.18%	07/01/26	[1]	2,673,000	2,562,913

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50%	02/26/27	[1]	$1,500,000	$1,271,250
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.56%	04/03/24	[1]	2,059,692	1,864,021
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.36%	03/28/25	[1]	926,800	851,502
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.43%	05/30/25	[1]	935,300	844,913

				7,394,599

Information Technology — 1.44%
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.06%	06/11/25	[1]	4,480,499	4,361,967
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[1]	2,057,413	1,977,369
SS&C Technologies, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[1]	1,445,475	1,389,239
TierPoint LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75%	05/06/24	[1]	1,252,110	1,198,338

				8,926,913

Real Estate Investment Trust (REIT) — 0.42%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/11/25	[1]	925,279	893,570
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.94%	12/20/24	[1]	1,820,000	1,701,136

				2,594,706

2 / June 2020

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services — 0.22%
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25%	03/06/26	[1,2,3]	$1,565,000	$1,345,900

Total Bank Loans
(Cost $65,818,594)				63,428,361

CORPORATES — 79.70%*
Banking — 0.38%
Bank of America Corp. (MTN)
4.08%	03/20/51	[6]	1,100,000	1,365,723
Wells Fargo & Co. (MTN)
5.01%	04/04/51	[6]	715,000	996,795

				2,362,518

Communications — 20.13%
AT&T, Inc.
4.50%	05/15/35		2,900,000	3,427,197
Block Communications, Inc.
4.88%	03/01/28	[7]	1,792,000	1,787,484
CCO Holdings LLC/CCO Holdings
Capital Corp.
4.50%	08/15/30	[7]	720,000	741,600
4.50%	05/01/32	[7]	11,040,000	11,209,167
5.38%	06/01/29	[7]	700,000	739,298
CenturyLink, Inc.
4.00%	02/15/27	[7]	4,956,000	4,820,475
CSC Holdings LLC
5.38%	02/01/28	[7]	1,000,000	1,047,905
6.50%	02/01/29	[7]	4,613,000	5,054,118
6.63%	10/15/25	[7]	7,296,000	7,590,005
Diamond Sports Group LLC/Diamond
Sports Finance Co.
5.38%	08/15/26	[7]	990,000	717,373
DISH DBS Corp.
5.88%	11/15/24		371,000	372,855
7.38%	07/01/28	[7]	1,300,000	1,302,912
7.75%	07/01/26		373,000	398,177
DISH Network Corp.
3.38%	08/15/26		3,421,000	3,151,133
EW Scripps Co. (The)
5.13%	05/15/25	[7]	1,042,000	1,009,437
Frontier Communications Corp.[8]
7.13%	01/15/23	[9]	3,761,000	1,156,507
8.00%	04/01/27	[7]	718,000	734,155
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[4]	4,750,000	2,719,494
8.50%	10/15/24	[4,7,9]	1,353,000	827,021
9.75%	07/15/25	[4,7,9]	1,446,000	890,659

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Luxembourg SA (Luxembourg)[8]
8.13%	06/01/23	[4,9]	$2,545,000	$159,063
Lamar Media Corp.
3.75%	02/15/28	[7]	1,745,000	1,656,516
Level 3 Financing, Inc.
3.88%	11/15/29	[7]	8,630,000	9,118,760
Midcontinent Communications/Midcontinent
Finance Corp.
5.38%	08/15/27	[7]	795,000	810,057
National CineMedia LLC
5.88%	04/15/28	[7]	1,385,000	1,163,215
Nexstar Broadcasting, Inc.
5.63%	07/15/27	[7]	2,296,000	2,301,740
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.63%	03/15/30	[7]	445,000	407,878
Qwest Corp.
6.75%	12/01/21		6,582,000	6,945,810
7.25%	09/15/25		1,500,000	1,706,250
Scripps Escrow, Inc.
5.88%	07/15/27	[7]	3,368,000	3,208,020
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[7]	2,150,000	2,144,309
Sirius XM Radio, Inc.
3.88%	08/01/22	[7]	6,299,000	6,362,683
5.50%	07/01/29	[7]	2,325,000	2,452,843
Sprint Corp.
7.88%	09/15/23		7,913,000	8,921,868
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[7]	4,154,000	4,791,888
T-Mobile USA, Inc.
2.55%	02/15/31	[7]	1,395,000	1,403,398
3.88%	04/15/30	[7]	9,330,000	10,401,411
4.50%	04/15/50	[7]	2,125,000	2,534,551
Virgin Media Secured Finance PLC
(United Kingdom)
4.50%	08/15/30	[4,7]	3,300,000	3,308,252
5.50%	05/15/29	[4,7]	4,915,000	5,145,047
Windstream Services LLC/Windstream
Finance Corp.[8]
9.00%	06/30/25	[7,9]	726,000	43,560

				124,684,091

Consumer Discretionary — 5.60%
Anheuser-Busch InBev Worldwide, Inc.
4.60%	06/01/60		1,040,000	1,246,559

June 2020 / 3

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Bacardi Ltd. (Bermuda)
4.45%	05/15/25	[4,7]	$675,000	$738,983
4.50%	01/15/21	[4,7]	899,000	905,973
5.30%	05/15/48	[4,7]	1,188,000	1,471,900
BAT Capital Corp.
5.28%	04/02/50		2,010,000	2,442,825
Colt Merger Sub, Inc.
6.25%	07/01/25	[7]	5,350,000	5,338,506
Edgewell Personal Care Co.
5.50%	06/01/28	[7]	2,685,000	2,755,753
Hilton Domestic Operating Co., Inc.
5.75%	05/01/28	[7]	900,000	913,563
Live Nation Entertainment, Inc.
6.50%	05/15/27	[7]	900,000	928,687
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
4.72%	07/15/21	[1,7]	16,508,000	16,430,660
WMG Acquisition Corp.
3.88%	07/15/30	[7]	1,500,000	1,517,077

				34,690,486

Consumer Products — 1.28%
Newell Brands, Inc.
4.35%	04/01/23		1,325,000	1,371,110
4.88%	06/01/25		1,800,000	1,891,872
Spectrum Brands, Inc.
5.00%	10/01/29	[7]	4,637,000	4,625,407

				7,888,389

Electric — 0.38%
Consolidated Edison Co. of New York, Inc.,
Series 20B
3.95%	04/01/50		1,900,000	2,301,186
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[2,3]	43,170	44,505

				2,345,691

Energy — 8.64%
Antero Resources Corp.
5.00%	03/01/25		1,000,000	593,125
5.63%	06/01/23		3,164,000	2,024,960
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%	04/01/28	[7]	3,398,000	3,143,150
Cheniere Energy Partners LP
4.50%	10/01/29	[7]	1,349,000	1,314,364
DCP Midstream Operating LP
5.60%	04/01/44		754,000	611,101

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Devon Energy Corp.
5.00%	06/15/45		$1,037,000	$928,250
Endeavor Energy Resources LP/EER
Finance, Inc.
5.75%	01/30/28	[7]	2,480,000	2,386,541
Energy Transfer Operating LP
6.25%	04/15/49		800,000	849,245
Energy Transfer Operating LP, Series B
6.63%	02/15/69	[6]	2,015,000	1,545,384
EQT Corp.
3.90%	10/01/27		1,908,000	1,557,892
Hess Corp.
5.60%	02/15/41		840,000	882,606
Matador Resources Co.
5.88%	09/15/26		1,611,000	1,195,958
Noble Energy, Inc.
4.20%	10/15/49		760,000	640,165
Occidental Petroleum Corp.
2.90%	08/15/24		4,420,000	3,823,300
3.50%	08/15/29		2,965,000	2,175,225
4.40%	08/15/49		4,900,000	3,395,298
Petroleos Mexicanos (Mexico)
6.75%	09/21/47	[4]	524,000	403,810
7.69%	01/23/50	[4,7]	425,000	356,150
Rockies Express Pipeline LLC
6.88%	04/15/40	[7]	2,578,000	2,513,550
SM Energy Co.
5.63%	06/01/25		739,000	393,947
6.63%	01/15/27		910,000	455,000
6.75%	09/15/26		1,115,000	564,681
Sunoco Logistics Partners Operations LP
5.35%	05/15/45		820,000	802,501
5.40%	10/01/47		500,000	492,338
Sunoco LP/Sunoco Finance Corp.
5.88%	03/15/28		2,205,000	2,215,540
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29		2,250,000	2,361,207
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		3,072,000	2,976,000
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75%	10/15/24	[4,7]	4,193,150	3,973,010
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[4,7]	1,341,845	1,180,824
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[4,7]	2,211,950	2,046,054

4 / June 2020

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		$2,823,000	$2,734,330
6.88%	09/01/27		2,887,000	2,759,828
Valaris PLC (United Kingdom)
7.75%	02/01/26	[4]	2,958,000	231,182

				53,526,516

Entertainment — 0.57%
Banijay Entertainment SASU (France)
5.38%	03/01/25	[4,7]	1,730,000	1,696,838
Cinemark USA, Inc.
8.75%	05/01/25	[7]	494,000	518,391
Live Nation Entertainment, Inc.
4.75%	10/15/27	[7]	1,477,000	1,274,068

				3,489,297

Finance — 3.04%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.50%	01/15/25	[4]	450,000	422,927
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13%	10/01/23	[4,7]	5,445,000	5,043,184
Ford Motor Credit Co. LLC
2.98%	08/03/22		1,805,000	1,736,771
3.10%	05/04/23		2,500,000	2,378,625
3.34%	03/18/21		1,257,000	1,246,997
3.34%	03/28/22		950,000	925,463
4.27%	01/09/27		5,789,000	5,416,434
GE Capital International Funding Co.
(Ireland)
4.42%	11/15/35	[4]	466,000	469,048
Raymond James Financial, Inc.
4.65%	04/01/30		1,000,000	1,194,244

				18,833,693

Food — 5.59%
JBS USA LUX SA/JBS USA
Food Co./JBS USA Finance, Inc. (Canada)
5.50%	01/15/30	[4,7]	5,475,000	5,621,128
6.50%	04/15/29	[4,7]	865,000	919,979
Kraft Heinz Foods Co.
4.63%	01/30/29		4,750,000	5,153,994
4.63%	10/01/39	[7]	2,991,000	3,002,021
5.00%	06/04/42		945,000	997,001
6.88%	01/26/39		975,000	1,214,876
Lamb Weston Holdings, Inc.
4.88%	05/15/28	[7]	670,000	711,128

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Nathan’s Famous, Inc.
6.63%	11/01/25	[7]	$696,000	$704,700
Pilgrim’s Pride Corp.
5.75%	03/15/25	[7]	400,000	399,249
5.88%	09/30/27	[7]	6,550,000	6,564,284
Post Holdings, Inc.
4.63%	04/15/30	[7]	2,750,000	2,696,787
5.00%	08/15/26	[7]	1,500,000	1,508,513
5.50%	12/15/29	[7]	910,000	942,587
5.63%	01/15/28	[7]	1,250,000	1,300,000
5.75%	03/01/27	[7]	750,000	783,750
Smithfield Foods, Inc.
5.20%	04/01/29	[7]	1,950,000	2,111,489

				34,631,486

Gaming — 0.63%
Churchill Downs, Inc.
5.50%	04/01/27	[7]	2,620,000	2,565,815
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.75%	04/15/25	[7]	1,335,000	1,351,287

				3,917,102

Health Care — 10.65%
AbbVie, Inc.
4.25%	11/21/49	[7]	383,000	464,728
Bayer U.S. Finance II LLC
4.38%	12/15/28	[7]	1,125,000	1,315,667
5.50%	08/15/25	[7]	600,000	718,527
Becton Dickinson and Co.
3.25%	11/12/20		2,000	2,017
Catalent Pharma Solutions, Inc.
5.00%	07/15/27	[7]	3,971,000	4,129,125
Centene Corp.
3.38%	02/15/30		4,873,000	4,926,349
4.25%	12/15/27		1,600,000	1,654,760
4.63%	12/15/29		3,050,000	3,225,375
Elanco Animal Health, Inc.
5.02%	08/28/23		4,153,000	4,378,819
Encompass Health Corp.
4.50%	02/01/28		1,000,000	967,500
4.75%	02/01/30		7,455,000	7,132,124
Endo DAC/Endo Finance LLC/Endo Finco,
Inc. (Ireland)
6.00%	06/30/28	[4,7]	741,000	480,357
9.50%	07/31/27	[4,7]	542,000	575,044
HCA, Inc.
3.50%	09/01/30		10,376,000	9,962,369
5.25%	06/15/49		1,450,000	1,741,347

June 2020 / 5

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Hill-Rom Holdings, Inc.
4.38%	09/15/27	[7]	$1,160,000	$1,190,955
Molina Healthcare, Inc.
4.38%	06/15/28	[7]	4,250,000	4,260,863
5.38%	11/15/22		1,820,000	1,860,449
Par Pharmaceutical, Inc.
7.50%	04/01/27	[7]	244,000	251,930
Teleflex, Inc.
4.25%	06/01/28	[7]	5,500,000	5,647,813
Tenet Healthcare Corp.
4.63%	09/01/24	[7]	5,300,000	5,242,117
4.88%	01/01/26	[7]	1,150,000	1,121,561
5.13%	11/01/27	[7]	4,725,000	4,675,860

				65,925,656

Industrials — 10.58%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
4.13%	08/15/26	[4,7]	7,662,000	7,576,569
5.25%	04/30/25	[4,7]	3,000,000	3,086,220
Ball Corp.
4.00%	11/15/23		960,000	1,004,400
4.88%	03/15/26		5,178,000	5,671,463
5.25%	07/01/25		2,285,000	2,507,169
Bombardier, Inc. (Canada)
5.75%	03/15/22	[4,7]	1,263,000	935,080
6.00%	10/15/22	[4,7]	410,000	291,100
6.13%	01/15/23	[4,7]	2,296,000	1,581,485
7.88%	04/15/27	[4,7]	1,340,000	876,177
BWX Technologies, Inc.
4.13%	06/30/28	[7]	1,500,000	1,498,740
Clean Harbors, Inc.
4.88%	07/15/27	[7]	2,152,000	2,214,817
5.13%	07/15/29	[7]	4,538,000	4,752,012
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[1]	1,300,000	841,415
Graphic Packaging International LLC
3.50%	03/15/28	[7]	4,318,000	4,292,150
4.75%	07/15/27	[7]	2,571,000	2,738,115
4.88%	11/15/22		3,531,000	3,658,169
Hillenbrand, Inc.
5.75%	06/15/25		800,000	829,000
Mauser Packaging Solutions Holding Co.
5.50%	04/15/24	[7]	600,000	590,618
PowerTeam Services LLC
9.03%	12/04/25	[7]	3,159,000	3,223,749

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Sealed Air Corp.
4.00%	12/01/27	[7]	$815,000	$819,075
4.88%	12/01/22	[7]	1,245,000	1,290,471
5.50%	09/15/25	[7]	4,898,000	5,320,204
Silgan Holdings, Inc.
4.13%	02/01/28	[7]	1,745,000	1,734,094
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[4,7]	2,195,000	2,087,950
TransDigm, Inc.
8.00%	12/15/25	[7]	1,120,000	1,182,009
Trident TPI Holdings, Inc.
6.63%	11/01/25	[7]	2,073,000	1,976,906
9.25%	08/01/24	[7]	875,000	905,031
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[4,7]	2,000,000	2,036,739

				65,520,927

Information Technology — 2.60%
Intel Corp.
4.75%	03/25/50		1,000,000	1,416,115
MSCI, Inc.
3.63%	09/01/30	[7]	870,000	867,146
NCR Corp.
8.13%	04/15/25	[7]	2,834,000	3,010,704
NVIDIA Corp.
3.50%	04/01/50		1,900,000	2,183,291
Science Applications International Corp.
4.88%	04/01/28	[7]	1,760,000	1,753,068
SS&C Technologies, Inc.
5.50%	09/30/27	[7]	6,730,000	6,859,182

				16,089,506

Insurance — 0.38%
New York Life Insurance Co.
3.75%	05/15/50	[7]	2,045,000	2,315,898

Real Estate Investment Trust (REIT) — 3.13%
CyrusOne LP/CyrusOne Finance Corp.
3.45%	11/15/29		4,339,000	4,518,707
GLP Capital LP/GLP Financing II, Inc.
5.38%	11/01/23		4,885,000	5,223,187
5.75%	06/01/28		3,405,000	3,761,180
Iron Mountain, Inc.
5.25%	07/15/30	[7]	2,255,000	2,228,222
MGM Growth Properties Operating
Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		1,410,000	1,344,520
4.63%	06/15/25	[7]	2,369,000	2,327,729

				19,403,545

6 / June 2020

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.49%
Rite Aid Corp.
7.50%	07/01/25	[7]	$3,000,000	$3,018,750

Services — 3.38%
Gartner, Inc.
4.50%	07/01/28	[7]	3,000,000	3,042,600
GFL Environmental, Inc. (Canada)
4.25%	06/01/25	[4,7]	3,650,000	3,688,781
IHS Markit Ltd. (Bermuda)
4.75%	02/15/25	[4,7]	1,420,000	1,594,816
5.00%	11/01/22	[4,7]	3,071,000	3,297,701
Jaguar Holding Co. II/PPD Development LP
5.00%	06/15/28	[7]	1,790,000	1,836,109
Service Corp. International/U.S.
4.63%	12/15/27		946,000	988,953
University of Southern California
2.81%	10/01/50		925,000	995,681
Waste Pro USA, Inc.
5.50%	02/15/26	[7]	5,753,000	5,507,893

				20,952,534

Transportation — 2.25%
American Airlines Pass-Through Trust,
Series 2013-1, Class B
5.63%	01/15/21	[7]	2,345,217	2,043,243
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90%	04/19/22		488,877	422,249
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		5,931,683	5,724,939
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.50%	06/20/27	[7]	3,255,000	3,265,237
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		1,047,419	881,275
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		1,764,245	1,617,797

				13,954,740

Total Corporates
(Cost $490,021,826)				493,550,825

MORTGAGE-BACKED — 3.53%**
Non-Agency Commercial
Mortgage-Backed — 0.34%
Morgan Stanley ABS Capital I Trust,
Series 2006-HE8, Class A2C
(LIBOR USD 1-Month plus 0.14%)
0.32%	10/25/36	[1]	3,365,788	2,069,522

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 3.19%
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-ASP6, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.34%	12/25/36	[1]	$4,186,619	$2,039,044
Ajax Mortgage Loan Trust,
Series 2019-D, Class A1
(STEP-reset date 07/25/20)
2.96%	09/25/65	[7]	1,938,981	2,013,295
Alternative Loan Trust,
Series 2004-J9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.16%	10/25/34	[1]	389,365	389,658
GSAMP Trust, Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
0.96%	07/25/45	[1]	2,350,000	2,151,605
GSAMP Trust, Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.46%)
0.64%	11/25/35	[1]	2,500,889	2,401,774
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	10/25/36	[1]	2,615,822	1,171,851
Lehman XS Trust, Series 2005-7N,
Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.72%	12/25/35	[1]	1,003,520	936,197
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 1A
(LIBOR USD 1-Month plus 0.15%)
0.33%	11/25/36	[1]	2,844,262	2,076,399
MASTR Asset-Backed Securities Trust,
Series 2006-HE2, Class A3
(LIBOR USD 1-Month plus 0.15%)
0.33%	06/25/36	[1]	3,569,003	1,931,316
Morgan Stanley ABS Capital I Trust,
Series 2007-HE1, Class A2D
(LIBOR USD 1-Month plus 0.23%)
0.41%	11/25/36	[1]	1,829,774	1,259,222
Morgan Stanley Resecuritization Trust,
Series 2014-R3, Class 2A
3.00%	07/26/48	[6,7]	1,285,875	1,298,145
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/37	[1]	4,806,135	2,097,074

Total Mortgage-Backed
(Cost $22,838,099)				21,835,102

June 2020 / 7

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS — 0.57%*
California — 0.16%
Regents of the University of California
Medical Center Pooled Revenue, Taxable
Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26%	05/15/60	$960,000	$1,002,038

Missouri — 0.18%
Health & Educational Facilities Authority of the State of Missouri, Taxable Revenue
Bonds, Washington University, University and College Improvements
3.65%	08/15/57	885,000	1,098,763

New York — 0.23%
Metropolitan Transportation Authority, Green
Taxable Bonds, Transit Improvements,
Series C2
5.18%	11/15/49	1,250,000	1,462,775

Total Municipal Bonds
(Cost $3,227,212)			3,563,576

Total Bonds – 94.04%
(Cost $581,905,731)			582,377,864

Issues		Shares	Value

COMMON STOCK — 0.01%
Automotive — 0.00%
Motors Liquidation Co. GUC
Trust[8]		346	522

Electric — 0.01%
Homer City Holdings
LLC[2,3,8,10]		502,908	27,660

Total Common Stock
(Cost $27,171,821)			28,182

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 5.89%
Money Market Funds — 0.80%
Dreyfus Government Cash Management
Fund
8.42%[11]		4,810,000	4,810,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[11]		124,477	124,477

			4,934,477

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 5.09%
U.S. Treasury Bills
0.16%[12]	11/27/20	$10,000,000	$9,993,378
0.16%[12]	12/03/20	20,000,000	19,987,514
0.18%[12,13]	09/10/20	1,575,000	1,574,612

			31,555,504

Total Short-Term Investments
(Cost $36,488,259)			36,489,981

Total Investments – 99.94%
(Cost $645,565,811)			618,896,027

Net unrealized appreciation on unfunded commitments 0.00%			3,595

Cash and Other Assets, Less
Liabilities – 0.06%			399,642

Net Assets – 100.00%			$619,295,669

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2020.
[2]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[3]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,682,874, which is 0.43% of total net assets.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $145,821, at an interest rate of 3.60% and a maturity of July 13, 2021.The investment is not accruing an unused commitment fee.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]	Non-income producing security.
[9]	Security is currently in default with regard to scheduled interest or principal payments.
[10]	Affiliated investment.
[11]	Represents the current yield as of June 30, 2020.
[12]	Represents annualized yield at date of purchase.
[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,574,612.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

8 / June 2020

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	313	09/30/20	$39,357,305	$97,392	$97,392
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	332	09/21/20	(52,284,813)	(472,027)	(472,027)
U.S. Treasury Ultra Bond	109	09/21/20	(23,779,031)	(55,005)	(55,005)

			(76,063,844)	(527,032)	(527,032)

TOTAL FUTURES CONTRACTS			$(36,706,539)	$(429,640)	$(429,640)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly

June 2020 / 9

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short-Term Investments:

Money Market Funds	$4,934,477	$—	$—	$4,934,477

U.S. Treasury Bills	31,555,504	—	—	31,555,504

Long-Term Investments:

Bank Loans	—	60,817,652	2,610,709	63,428,361

Common Stock	522	—	27,660	28,182

Corporates	—	493,506,320	44,505	493,550,825

Mortgage-Backed	—	21,835,102	—	21,835,102

Municipal Bonds	—	3,563,576	—	3,563,576

Other Financial Instruments *

Assets:

Interest rate contracts	97,392	—	—	97,392

Liabilities:

Interest rate contracts	(527,032)	—	—	(527,032)

Total	$36,060,863	$579,722,650	$2,682,874	$618,466,387

*Other financial instruments include futures. Interest rate contracts include futures.

10 / June 2020

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT

Balance as of
April 1, 2020	$2,812,025	$27,660	$89,537	$4,810
Accrued discounts/premiums	17,020	—	(359)	—
Realized gain/(loss)	987	—	(142)	4,810
Change in unrealized appreciation/(depreciation)*	284,901	—	(1,368)	(4,810)
Purchases	—	—	—	—
Sales	(6,284)	—	(43,163)	(4,810)
Transfers into Level 3**	793,008	—	—	—
Transfers out of Level 3**	(1,290,948)	—	—	—

Balance as of
June 30, 2020	$2,610,709	$27,660	$44,505	$—

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $153,289 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $793,008 transferred from level 2 to level 3, and $1,290,948 transferred from level 3 to level 2 in the disclosure hierarchy.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

HIGH YIELD BOND FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$2,610,709	Third-party Vendor	Vendor Prices	$37.67 - $86.00	$79.93
Common Stock	$27,660	Broker Quote	Offered Quote	0.06	0.06
Corporate Securities	$44,505	Third-party Vendor	Vendor Prices	0.00 - 103.09	103.09

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2020, were as follows:

	VALUE AT BEGINNING OF PERIOD	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF PERIOD	REALIZED GAIN/ LOSS	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)
Homer City Holdings LLC	$27,660	$—	$—	$—	$27,660	$—	$—

COMMITMENTS AND CONTINGENCIES

The High Yield Bond Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2020

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN
Intelsat Jackson Holdings, Delayed-Draw Term Loan, 1st Lien (Luxembourg)	July 2021	$145,821	$3,595

June 2020 / 11